NUVEEN GROWTH FUND

SUPPLEMENT DATED JANUARY 31, 2014

TO THE SUMMARY PROSPECTUS DATED DECEMBER 31, 2013

Effective March 31, 2014, Robert C. Doll will serve as the sole portfolio manager for the fund.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-GRWS-0114P